Material accounting policies - Assumptions and estimation uncertainties (Details) $ in Thousands		12 Months Ended
	Feb. 07, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 18, 2024	Jan. 04, 2024 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Scrap value estimate, historical average period used			4 years
Cash guarantees and deposits			$ 48,548	$ 1,616
Proportion of ownership interest in subsidiary			100.00%
CMB | CMB.TECH NV
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%			100.00%
MALAYSIA
Disclosure of detailed information about property, plant and equipment [line items]
Cash guarantees and deposits						$ 45,700
Anglo Eastern Univan Group Limited
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in investment					0.10
Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in depreciation due to change in residual value		$ 10,800